Expense Example, No Redemption - Tax-Exempt Fund of California - Class C	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	$ 1,384